Rule 497(e)
                                                                File No. 2-94935

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CORTLAND
TRUST, INC.

                                            600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                  (212) 830-5280
================================================================================
              SUPPLEMENT DATED SEPTEMBER 13, 2001 TO THE PROSPECTUS
                     AND STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 27, 2001

          Cortland Trust, Inc. consisting of the following portfolios:
                       Cortland General Money Market Fund
                          U.S. Government Fund, and the
                           Municipal Money Market Fund
                            (individually the "Fund")




         Normally, you may buy or shell shares of the Fund only on a day when the New York Stock Exchange (the "NYSE") and The Bank of New York, the Fund's Custodian, are open. However, during certain emergency closings of the NYSE, the Fund could be open for business.



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                                                                Rule 497(e)
                                                                File No. 2-94935
--------------------------------------------------------------------------------

LIVE OAK SHARES

                                            600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                  (212) 830-5280
================================================================================
              SUPPLEMENT DATED SEPTEMBER 13, 2001 TO THE PROSPECTUS
                               Dated JULY 27, 2001

          Cortland Trust, Inc. consisting of the following portfolios:
                       Cortland General Money Market Fund
                          U.S. Government Fund, and the
                           Municipal Money Market Fund
                            (individually the "Fund")


         Normally, you may buy or shell shares of the Fund only on a day when the New York Stock Exchange (the "NYSE") and The Bank of New York, the Fund's Custodian, are open. However, during certain emergency closings of the NYSE, the Fund could be open for business.